Major Vendors and Economic Dependence	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Major Vendors and Economic Dependence

11. Major Vendors and Economic Dependence

The Company has numerous technology partners whose communication products are purchased and resold. Although the Company purchases from a diverse vendor base, products manufactured by two of our vendors, Avaya Inc. (“Avaya”) and Cisco Systems, Inc., represented 21% and 39%, respectively, of the Company’s technology offerings revenue for the year ended December 31, 2017, 30% and 29%, respectively, for the year ended December 31, 2016, and 41% and 25%, respectively, for the year ended December 31, 2015. Avaya related revenue represented 23%, 27% and 33% of the Company’s total consolidated revenue for the years ended December 31, 2017, 2016 and 2015, respectively.

Avaya filed for reorganization under Chapter 11 in January, 2017. Avaya successfully completed a balance sheet restructuring and emerged from bankruptcy proceedings in the fourth quarter of 2017. In January, 2018, Avaya successfully completed an initial public offering and their stock began trading publically. Management continues to evaluate the impact that Avaya’s reorganization has had on the Company’s results of operations and financial condition.

The Company has one distributor that supplies a significant portion of its Avaya communication products. At December 31, 2017 and 2016, the Company owed $28,000,000 and $27,000,000, respectively, to this distributor.